Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares South Africa Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX South Africa Small Cap Index (the “South Africa Small Cap Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the South Africa Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in South African small market capitalization (“small cap”) companies included in the South Africa Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines South African small cap companies as companies that are included in the South Africa Small Cap Underlying Index at the time of purchase, and includes emerging market companies that are domiciled in South Africa and that have a market capitalization between $100 million and $2 billion.

The Fund intends to replicate the constituent securities of the South Africa Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the South Africa Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The South Africa Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in South Africa.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the South Africa Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the South Africa Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the South Africa Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the South Africa Small Cap Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

South Africa  Because the Fund only invests in South African securities, its NAV will be much more sensitive to changes in economic, political and other factors within South Africa than would a fund that invested in a greater variety of countries.  Special risks include, among others, inflation; nationalization; security concerns; commodity exposure; and economic, political and social instability.  South Africa has also begun a process of privatizing certain entities and industries.  Privatized entities may lose money or be re-nationalized.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the South Africa Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares South Africa Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.